UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
NON-CURRENT ASSETS
Intangible assets	$ 2,725.7	$ 2,782.0
Goodwill	2,260.7	2,338.3
Property, plant and equipment	701.2	697.8
Right-of-use assets	880.0	763.4
Non-current financial assets	84.6	70.7
Defined benefit pension assets	20.4	20.8
Other non-current assets	2.6	3.3
Deferred tax assets	78.8	84.1
TOTAL NON-CURRENT ASSETS	6,754.0	6,760.4
CURRENT ASSETS
Inventories	1,896.7	1,622.1
Accounts receivable, net	575.2	809.3
Prepaid expenses and other receivables	257.5	200.0
Current tax assets	23.4	20.3
Cash and cash equivalents	720.4	652.3
TOTAL CURRENT ASSETS	3,473.2	3,304.0
TOTAL ASSETS	10,227.2	10,064.4
EQUITY
Share capital	19.5	18.6
Share premium	4,119.5	3,251.2
Capital reserve	2,789.2	2,789.2
Cash flow hedge reserve	8.6	(43.4)
Accumulated deficit and other	(70.7)	(213.6)
Equity attributable to equity holders of the parent company	6,866.1	5,802.0
Non-controlling interests	21.9	18.9
TOTAL EQUITY	6,888.0	5,820.9
NON-CURRENT LIABILITIES
Non-current borrowings	0.0	792.3
Non-current lease liabilities	775.1	660.9
Defined benefit pension liabilities	33.2	33.9
Other non-current liabilities	8.4	7.2
Non-current provisions	17.7	16.0
Non-current tax liabilities	10.1	4.5
Deferred tax liabilities	520.6	519.5
TOTAL NON-CURRENT LIABILITIES	1,365.1	2,034.3
CURRENT LIABILITIES
Other borrowings	147.4	142.8
Current lease liabilities	179.1	157.1
Accounts payable	750.7	769.8
Other current liabilities	827.8	1,002.8
Current provisions	43.1	41.7
Current tax liabilities	26.0	95.0
TOTAL CURRENT LIABILITIES	1,974.1	2,209.2
TOTAL LIABILITIES	3,339.2	4,243.5
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	$ 10,227.2	$ 10,064.4